Intangible Assets - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Disclosure Of Intangible Assets And Goodwill [abstract]
Impairment of intangible assets	$ 0	$ 0